PERPETUAL CARE TRUSTS - Contractual Maturities of Debt Securities Held in Perpetual Care Trusts (Detail) - Perpetual care trusts - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	$ 299	$ 354	$ 705
1 year through 5 years	2,186	1,714	4,118
6 years through 10 years	1,142	768	660
More than 10 years	70	114	83
U.S. governmental securities | Fixed maturities | Variable Interest Entity, Primary Beneficiary
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	85	60
1 year through 5 years	168	192	416
6 years through 10 years	780	684	395
More than 10 years	70	114	32
Corporate debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year		294
1 year through 5 years		1,522
6 years through 10 years		84
Corporate debt securities | Fixed maturities | Variable Interest Entity, Primary Beneficiary
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	214	294	705
1 year through 5 years	2,018	1,522	3,702
6 years through 10 years	$ 362	$ 84	265
More than 10 years			$ 51